CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Statutory reserve USD ($)	Statutory reserve CNY	Accumulated deficits USD ($)	Accumulated deficits CNY	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY	Total ChinaEdu Corporation shareholders' equity USD ($)	Total ChinaEdu Corporation shareholders' equity CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Beginning Balance at Dec. 31, 2010		729,464		4,071		674,648				29,592		(89,608)		(22,724)		595,979		133,485
Beginning Balance (in shares) at Dec. 31, 2010				47,689,306
Repurchase and cancellation of ordinary shares (note 18)		(8,243)		(38)		(8,205)										(8,243)
Repurchase and cancellation of ordinary shares (note 18) (in shares)				(590,205)
Exercise of share options (note 14)		598		8		590										598
Exercise of share options (note 14) (in shares)				116,787
Share-based compensation		6,483				6,483										6,483
Provision for statutory reserve										7,043		(7,043)
Foreign currency translation adjustments		(751)												(7,019)		(7,019)		6,268
Change in fair value of available-for-sale investments (note 5)		187												187		187
Net income		56,573										16,821				16,821		39,752
Capital contribution by a noncontrolling shareholder		2,960																2,960
Dividend to noncontrolling shareholders of subsidiaries		(15,212)																(15,212)
Ending Balance at Dec. 31, 2011		772,059		4,041		673,516				36,635		(79,830)		(29,556)		604,806		167,253
Ending Balance (in shares) at Dec. 31, 2011				47,215,888
Repurchase and cancellation of ordinary shares (note 18)		(4,574)		(24)		(4,550)										(4,574)
Repurchase and cancellation of ordinary shares (note 18) (in shares)				(376,761)
Exercise of share options (note 14)		5,068		53		5,015										5,068
Exercise of share options (note 14) (in shares)				837,204
Share-based compensation		8,258				8,258										8,258
Provision for statutory reserve										4,341		(4,341)
Foreign currency translation adjustments		(87)												(2,585)		(2,585)		2,498
Change in fair value of available-for-sale investments (note 5)		1,247												1,247		1,247
Net income		83,309										37,971				37,971		45,338
Disposal of the subsidiaries		(857)																(857)
Dividend to noncontrolling shareholders of subsidiaries		(17,321)																(17,321)
Ending Balance at Dec. 31, 2012		847,102		4,070		682,239				40,976		(46,200)		(30,894)		650,191		196,911
Ending Balance (in shares) at Dec. 31, 2012				47,676,331
Repurchase and cancellation of ordinary shares (note 18)		(285,603)		(1,469)		(280,798)		(3,336)								(285,603)
Repurchase and cancellation of ordinary shares (note 18) (in shares)				(23,876,175)
Exercise of share options (note 14)		11,108		114		10,994										11,108
Exercise of share options (note 14) (in shares)	1,873,029			1,873,029
Share-based compensation		9,887				9,887										9,887
Provision for statutory reserve										10,726		(10,726)
Foreign currency translation adjustments	1,008	6,103												1,066		1,066		5,037
Change in fair value of available-for-sale investments (note 5)	(156)	(945)												(945)		(945)
Net income	16,518	99,998										50,498				50,498		49,500
Dividend to noncontrolling shareholders of subsidiaries		(25,009)																(25,009)
Ending Balance at Dec. 31, 2013	$ 109,460	662,641	$ 448	2,715	$ 69,763	422,322	$ (551)	(3,336)	$ 8,541	51,702	$ (1,062)	(6,428)	$ (5,084)	(30,773)	$ 72,055	436,202	$ 37,405	226,439
Ending Balance (in shares) at Dec. 31, 2013			25,673,185